Shareholder Fees {- Consumer Staples Portfolio}	Apr. 29, 2021 USD ($)
02.28 Select Portfolios: Group 2 Consumer Staples Sector Retail PRO-13 | Consumer Staples Portfolio
Shareholder Fees:
(fees paid directly from your investment)	none